SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Other Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Share-based payments	$ 2,082	$ 4,005
Loss or write-down on sale of mineral properties, plant and equipment	1,265	1,008
Loss on change in fair value of concentrate trade receivables	1,396	0
Other	(1,909)	6,528
Other non-cash items	$ 2,834	$ 11,541